Note 11 - Income Taxes (Details) - Income Tax Expenses In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Expenses [Abstract]
Current tax expense		25,607	29,436	56,467
Deferred tax income		(1,318)	(2,278)	(6,094)
Income tax expense	$ 3,915	24,289	27,158	50,373